Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

13.Subsequent Events:

(a)	Quarterly Series A Preferred unit cash distribution: On January 21, 2026, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2025 to February 11, 2026. The cash distribution was paid on February 12, 2026, to all Series A preferred unitholders of record as of February 5, 2026.
(b)	Quarterly Common unit cash distribution: On February 10, 2026, the Board of Directors approved a quarterly cash distribution, for the quarter ended December 31, 2025, of $0.050 per common unit, which was paid on February 27, 2026, to all unitholders of record as of February 23, 2026.